Subsequent Events (Details) $ / shares in Units, $ in Thousands										12 Months Ended
	Sep. 14, 2026 shares	Mar. 12, 2026 shares	Sep. 12, 2025 shares	Mar. 13, 2025 USD ($) Installment	Mar. 12, 2025 $ / shares shares	Mar. 05, 2025 $ / shares	Feb. 25, 2025 USD ($)	Feb. 24, 2025 USD ($) Installment	Jan. 23, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Nov. 01, 2024 $ / shares	Jan. 12, 2022 shares
Subsequent Events [Abstract]
Finance lease prepayments and other initial direct costs										$ 610	$ 7,000	$ 0
Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Shares reserved for issuance (in shares) | shares														550,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares										502,500	1,823,800
Grant date fair value (in dollars per share) | $ / shares										$ 8.42	$ 5.22
Shares vested (in shares) | shares										856,314	1,510,118
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 12, 2025 [Member] | Plan [Member]
Subsequent Events [Abstract]
Shares vested (in shares) | shares	138,800	104,100	160,000
February 2025 Piraeus Bank Loan Facility [Member]
Subsequent Events [Abstract]
Term of loan										5 years
Regular Quarterly Dividend for Q3-2024 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared										Nov. 01, 2024
Dividend payable per share (in dollars per share) | $ / shares													$ 0.26
Dividend payable, date to be paid										Jan. 10, 2025
Dividend payable, date of record										Dec. 27, 2024
Subsequent Event [Member] | Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Shares reserved for issuance (in shares) | shares					600,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 12, 2025 [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares					528,200
Grant date fair value (in dollars per share) | $ / shares					$ 7.35
Shares vested (in shares) | shares					125,300
Subsequent Event [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 12, 2025 [Member] | Non-Executive Members of Board of Directors and Executive Officers [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares					311,500
Subsequent Event [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 12, 2025 [Member] | Non-Executive Employees and Non-Employee [Member]
Subsequent Events [Abstract]
Shares granted (in shares) | shares					216,700
Subsequent Event [Member] | February 2025 Piraeus Bank Loan Facility [Member]
Subsequent Events [Abstract]
Face amount								$ 53,560
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]								ship:TermSecuredOvernightFinancingRateSofrMember
Margin on variable rate								2.05%
Number of payment installments | Installment								20
Frequency of periodic payment								quarterly
Installment payment								$ 1,450
Balloon payment								$ 24,560
Security cover ratio after second anniversary of facility's utilization date until maturity								130.00%
Minimum liquidity to be maintained in earnings account								$ 3,000
Subsequent Event [Member] | February 2025 Piraeus Bank Loan Facility [Member] | Maximum [Member]
Subsequent Events [Abstract]
Corporate leverage ratio								70.00%
Subsequent Event [Member] | February 2025 Piraeus Bank Loan Facility [Member] | Minimum [Member]
Subsequent Events [Abstract]
Security cover ratio until second anniversary of facility's utilization date								125.00%
Subsequent Event [Member] | Squireship Huarong Sale and Leaseback Agreement [Member]
Subsequent Events [Abstract]
Financing amount				$ 18,000
Term of charter contract				5 years
Term of variable rate				3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				ship:TermSecuredOvernightFinancingRateSofrMember
Margin on variable rate				2.15%
Number of payment installments | Installment				20
Frequency of periodic payment				quarterly
Installment payment				$ 475
Balloon payment				8,500
Subsequent Event [Member] | Friendship Huarong Sale and Leaseback Agreement [Member]
Subsequent Events [Abstract]
Financing amount				$ 16,500
Term of charter contract				5 years
Term of variable rate				3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				ship:TermSecuredOvernightFinancingRateSofrMember
Margin on variable rate				2.15%
Number of payment installments | Installment				20
Frequency of periodic payment				quarterly
Installment payment				$ 443
Balloon payment				$ 7,650
Subsequent Event [Member] | Blueship [Member]
Subsequent Events [Abstract]
Term of bareboat charter agreement									6 months
Finance lease prepayments and other initial direct costs							$ 4,000		$ 4,000
Daily bareboat rate									10
Purchase obligation									$ 22,500
Subsequent Event [Member] | Regular Quarterly Dividend for Q4-2024 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared						Mar. 05, 2025
Dividend payable per share (in dollars per share) | $ / shares						$ 0.1
Dividend payable, date to be paid						Apr. 10, 2025
Dividend payable, date of record						Mar. 27, 2025